PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Condensed Financial Statements

	December 31,
ASSETS	2021	2022
NON - CURRENT ASSETS
Investments	551,823	600,413
Other receivables from group companies	8,676	7,498
TOTAL NON-CURRENT ASSETS	560,499	607,911

CURRENT ASSETS
Other receivables from group companies	6,996	10,477
Other taxes recoverable	198	226
Cash and Cash equivalents	799	34
TOTAL CURRENT ASSETS	7,993	10,737

TOTAL ASSETS	568,492	618,648

	December 31,
LIABILITIES	2021	2022
CURRENT LIABILITIES
Other payables to group companies	16,295	17,366
Other taxes payables	336	510
Provisions	2,474	1,598
TOTAL CURRENT LIABILITIES	19,105	19,474

NON-CURRENT LIABILITIES
Non-trade payables	2,540	2,392
TOTAL NON-CURRENT LIABILITIES	2,540	2,392

TOTAL LIABILITIES	21,645	21,866

NET ASSETS	546,847	596,782

EQUITY
Share capital	49	49
Net Investment Share premium	546,747	546,747
Treasury shares	(12,911)	(12,929)
Retained earnings	16,958	15,286
Translation differences	(21,340)	32,143
Stock-based compensation	17,344	15,486
TOTAL EQUITY	546,847	596,782

Condensed Income Statement [Table Text Block]

	For the years ended December 31,
	2020	2021	2022
Operating Profit / (Loss)	(656)	(612)	(1,140)
Net finance expense	878	(508)	(429)
(LOSS)/PROFIT BEFORE INCOME TAX	222	(1,120)	(1,569)
Income tax expense	—	—	—
(LOSS)/PROFIT FOR THE YEAR	222	(1,120)	(1,569)

Condensed Statement of Comprehensive Income

	For the years ended December 31,
	2020	2021	2022
(Loss)/Profit for the year	222	(1,120)	(1,569)

Other comprehensive income to be reclassified to profit and loss in subsequent periods:
Translation differences	42,931	(21,339)	53,483
Other comprehensive (loss)/income	42,931	(21,339)	53,483
Total comprehensive (loss)/income	43,153	(22,459)	51,914

Condensed Cash Flow Statement

	For the years ended December 31,
	2020	2021	2022
Operating activities
Profit/(loss) before income tax	222	(1,120)	(1,569)
Adjustments to reconcile profit/(loss) before tax to net cash flows:
Changes in trade provisions	—	18	(16)
Share-based payment expense	716	746	463
Finance income	(90)	(93)	(83)
Finance costs	196	92	225
Net foreign exchange differences	(984)	509	285
	(162)	1,272	874

Changes in working capital:	2,644	(605)	(143)

Interest paid	—	11	—
Interest received	—	345	—
	—	356	—
Net cash flows from operating activities	2,704	(97)	(838)

Financing activities
Acquisition of treasury shares	(1,328)	(507)	—
Net cash flows provided by/(used in) financing activities	(1,328)	(507)	—
Net (decrease)/increase in cash and cash equivalents	1,376	(604)	(838)
Effect of exchange rate changes on cash	31	(117)	73
Cash and cash equivalents at beginning of year	113	1,520	799
Cash and cash equivalents at end of year	1,520	799	34

IFRS 17 [member]
Disclosure of transactions between related parties [line items]
Condensed Statement of Comprehensive Income

IFRS loss reconciliation	For the year ended December 31,
	2020	2021	2022
Company IFRS profit/(loss) for the year	222	(1,120)	(1,569)
Additional loss if subsidiaries had been accounted for using the equity method	(47,102)	(91,831)	(294,007)
Consolidated IFRS loss for the year	(46,880)	(92,951)	(295,577)

IFRS Equity reconciliation	For the year ended December 31,
	2021	2022
Parent shareholders’ equity	546,847	596,782
Additional equity if subsidiaries had been accounted for using the equity method	(559,722)	(945,649)
Consolidated IFRS shareholders’ equity	(12,875)	(348,867)